INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Investments at 1 January	$ 7
Investments at 31 December	9	$ 7
Fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Investments at 1 January	7	34
Acquisitions		17
Additions	2	1
Fair value remeasurement		12
Distributions received		(2)
Disposals		(46)
Transfers to cash and cash equivalents		(9)
Investments at 31 December	$ 9	$ 7